Non-trading securities - Non-Trading securities Reconciliation (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Non-trading debt securities [Line Items]
Cost and/or amortized cost	¥ 271,403	¥ 240,917
Gross unrealized gains	18,943	3,754
Gross unrealized losses	321	2,415
Fair value	290,025	242,256
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	177,374	150,203
Gross unrealized gains	5,294	445
Gross unrealized losses	126	164
Fair value	182,542	150,484
Other debt securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	54,032	37,356
Gross unrealized gains	726	115
Gross unrealized losses	86	182
Fair value	54,672	37,289
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	39,997	53,358
Gross unrealized gains	12,923	3,194
Gross unrealized losses	109	2,069
Fair value	¥ 52,811	¥ 54,483